Investments in associates - Condensed statement of financial position and comprehensive income information of associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	₩ 648,152,185	₩ 605,234,104
Liabilities	598,613,763	558,877,246
Profit (loss)	4,112,628	3,498,076	₩ 3,642,384
Other comprehensive income	(617,789)	(173,844)	565,910
Total comprehensive income	3,494,839	3,324,232	₩ 4,208,294
BNP Paribas Cardif Life Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,268,153	3,526,148
Liabilities	2,974,519	3,188,562
Operating revenue	48,207	38,669
Profit (loss)	(4,499)	(6,555)
Other comprehensive income	(39,454)	(7,052)
Total comprehensive income	(43,953)	(13,607)
Songrim Partners
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,003	1,003
Liabilities	1,065	1,065
Operating revenue	548	548
Profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
Partners 4th Growth Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	60,073	48,678
Liabilities	7,939	846
Operating revenue	52,019	7,231
Profit (loss)	50,100	6,059
Other comprehensive income	18,774	0
Total comprehensive income	68,874	6,059
KTB Newlake Global Healthcare PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,969	31,005
Liabilities	161	225
Operating revenue	552	598
Profit (loss)	27	244
Other comprehensive income	0	0
Total comprehensive income	27	244
DAEKWANG SEMICONDUCTOR CO., LTD.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		23,682
Liabilities		6,339
Operating revenue		3,836
Profit (loss)		1,163
Other comprehensive income		0
Total comprehensive income		1,163
Shinhan-Neoplux Energy Newbiz Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	66,213	44,615
Liabilities	1,002	25
Operating revenue	20,575	4,221
Profit (loss)	18,016	1,749
Other comprehensive income	0	0
Total comprehensive income	18,016	1,749
Shinhan-Albatross Tech Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,677	27,685
Liabilities	464	385
Operating revenue	12,058	982
Profit (loss)	10,912	594
Other comprehensive income	0	0
Total comprehensive income	10,912	594
Eum Private Equity Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		20
Liabilities		4
Operating revenue		13,445
Profit (loss)		9,875
Other comprehensive income		0
Total comprehensive income		9,875
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		1
Liabilities		1
Operating revenue		89
Profit (loss)		89
Other comprehensive income		0
Total comprehensive income		89
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		2
Liabilities		2
Operating revenue		363
Profit (loss)		361
Other comprehensive income		0
Total comprehensive income		361
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,919	43,540
Liabilities	23	28
Operating revenue	5,393	6,361
Profit (loss)	1,138	2,359
Other comprehensive income	0	0
Total comprehensive income	1,138	2,359
Shinhan-Midas Donga Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,902	9,504
Liabilities	0	0
Operating revenue	72	365
Profit (loss)	(602)	233
Other comprehensive income	0	0
Total comprehensive income	(602)	233
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,960	41,532
Liabilities	352	0
Operating revenue	27,318	16,561
Profit (loss)	8,906	16,349
Other comprehensive income	0	0
Total comprehensive income	8,906	16,349
Shinhan Praxis K-Growth Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	41,193	52,890
Liabilities	60	183
Operating revenue	1,217	201
Profit (loss)	669	(2,306)
Other comprehensive income	0	0
Total comprehensive income	669	(2,306)
Credian Healthcare Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		17,141
Liabilities		15
Operating revenue		25,926
Profit (loss)		24,638
Other comprehensive income		0
Total comprehensive income		24,638
Kiwoom Milestone Professional Private Real Estate Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	49,101	58,393
Liabilities	38,596	38,558
Operating revenue	2,505	2,772
Profit (loss)	(9,199)	(449)
Other comprehensive income	0	0
Total comprehensive income	(9,199)	(449)
AIP EUROGREEN Private Real Estate Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	219,110	98,866
Liabilities	79,534	86
Operating revenue	52,789	6,893
Profit (loss)	47,070	6,231
Other comprehensive income	0	0
Total comprehensive income	47,070	6,231
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		5,798
Liabilities		721
Operating revenue		32,667
Profit (loss)		7,180
Other comprehensive income		0
Total comprehensive income		7,180
Shinhan Global Healthcare Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43	55
Liabilities	3,507	2,104
Operating revenue	0	1,034
Profit (loss)	(1,414)	(74,736)
Other comprehensive income	0	0
Total comprehensive income	(1,414)	(74,736)
JB Power TL Investment Type Private Placement Special Asset Fund 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		48,605
Liabilities		45
Operating revenue		23,547
Profit (loss)		2,251
Other comprehensive income		0
Total comprehensive income		2,251
KB NA Hickory Private Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	91,752	93,236
Liabilities	84	69
Operating revenue	15,540	13,464
Profit (loss)	4,502	4,312
Other comprehensive income	0	0
Total comprehensive income	4,502	4,312
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,169	46,239
Liabilities	1,894	3,948
Operating revenue	7,743	4,920
Profit (loss)	4,719	877
Other comprehensive income	0	0
Total comprehensive income	4,719	877
BNP Paribas Cardif General Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	140,179	85,278
Liabilities	78,748	33,063
Operating revenue	61,951	23,632
Profit (loss)	(6,872)	(7,972)
Other comprehensive income	(28)	(161)
Total comprehensive income	(6,900)	(8,133)
Hermes Private Investment Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	33,545	20,919
Liabilities	8	8
Operating revenue	23,536	11
Profit (loss)	23,486	(948)
Other comprehensive income	0	0
Total comprehensive income	23,486	(948)
Shinhan-Nvestor Liquidity Solution Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,420	18,032
Liabilities	0	0
Operating revenue	2,169	2,704
Profit (loss)	2,064	2,537
Other comprehensive income	0	0
Total comprehensive income	2,064	2,537
Shinhan AIM FoF Fund 1a
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,651	35,060
Liabilities	28	20
Operating revenue	4,527	4,378
Profit (loss)	(1,466)	777
Other comprehensive income	0	0
Total comprehensive income	(1,466)	777
IGIS Global Credit Fund 150-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,625	29,153
Liabilities	16	24
Operating revenue	3,138	10,076
Profit (loss)	1,763	6,263
Other comprehensive income	0	0
Total comprehensive income	1,763	6,263
Soo Commerce Platform Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		4,661
Liabilities		3
Operating revenue		13,172
Profit (loss)		13,314
Other comprehensive income		0
Total comprehensive income		13,314
Partner One Value up I Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	28,273	42,205
Liabilities	0	0
Operating revenue	304	457
Profit (loss)	10,910	(329)
Other comprehensive income	0	0
Total comprehensive income	10,910	(329)
Genesis No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	243,534	382,353
Liabilities	0	31,024
Operating revenue	0	158,070
Profit (loss)	(109,494)	125,312
Other comprehensive income	0	0
Total comprehensive income	(109,494)	125,312
Korea Omega Project Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,234	15,141
Liabilities	0	0
Operating revenue	3,154	2,383
Profit (loss)	3,093	2,323
Other comprehensive income	0	0
Total comprehensive income	3,093	2,323
Soo Delivery Platform Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,578	13,563
Liabilities	0	3
Operating revenue	6,243	11,300
Profit (loss)	6,018	10,249
Other comprehensive income	0	0
Total comprehensive income	6,018	10,249
Genesis North America Power Company No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	34,626	48,221
Liabilities	316	5,727
Operating revenue	11,654	6,976
Profit (loss)	4,951	6,449
Other comprehensive income	0	0
Total comprehensive income	4,951	6,449
Hyungje art printing
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		866
Liabilities		1,130
Operating revenue		253
Profit (loss)		0
Other comprehensive income		0
Total comprehensive income		0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	178,427	46,514
Liabilities	358	1,164
Operating revenue	28,997	11,240
Profit (loss)	27,719	2,846
Other comprehensive income	0	0
Total comprehensive income	27,719	2,846
Shinhan-Rhinos 1 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		11,561
Liabilities		1
Operating revenue		2,784
Profit (loss)		2,554
Other comprehensive income		0
Total comprehensive income		2,554
Pacific Private Investment Trust No.20
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		13,805
Liabilities		11
Operating revenue		974
Profit (loss)		974
Other comprehensive income		0
Total comprehensive income		974
Susung Mezzanine project P1 Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		3,220
Liabilities		0
Operating revenue		3,412
Profit (loss)		(373)
Other comprehensive income		0
Total comprehensive income		(373)
Korea Finance Security
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,044	37,522
Liabilities	14,966	17,032
Operating revenue	63,693	118,906
Profit (loss)	(412)	(1,174)
Other comprehensive income	0	0
Total comprehensive income	(412)	(1,174)
Multimedia Tech Co.Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		593
Liabilities		662
Operating revenue		555
Profit (loss)		(158)
Other comprehensive income		0
Total comprehensive income		(158)
MIEL CO.,LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	491	474
Liabilities	632	559
Operating revenue	36	585
Profit (loss)	(56)	(169)
Other comprehensive income	0	0
Total comprehensive income	(56)	(169)
AIP Transportation Specialized Privately Placed Fund Trust #1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	104,512	92,454
Liabilities	7,415	101
Operating revenue	16,239	17,221
Profit (loss)	3,773	132
Other comprehensive income	0	0
Total comprehensive income	3,773	132
DB Epic Convertiblebond Private Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		11,382
Liabilities		34
Operating revenue		1,169
Profit (loss)		1,021
Other comprehensive income		0
Total comprehensive income		1,021
E&Healthcare Investment Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,615	72,023
Liabilities	0	0
Operating revenue	17,133	36,332
Profit (loss)	(23,116)	33,844
Other comprehensive income	0	0
Total comprehensive income	(23,116)	33,844
One Shinhan Global Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,799	22,244
Liabilities	41	0
Operating revenue	8,276	92
Profit (loss)	(1,280)	(406)
Other comprehensive income	0	0
Total comprehensive income	(1,280)	(406)
Kiwoom-Shinhan Innovation Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,613	32,096
Liabilities	151	158
Operating revenue	4,803	2,984
Profit (loss)	1,823	2,371
Other comprehensive income	0	0
Total comprehensive income	1,823	2,371
Daishin-K&T New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,637	55,501
Liabilities	66	33,101
Operating revenue	8,639	64
Profit (loss)	3,171	(183)
Other comprehensive income	0	0
Total comprehensive income	3,171	(183)
Midas Asset Global CRE Debt Private Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	117,396	115,240
Liabilities	49	118
Operating revenue	2,817	7,041
Profit (loss)	1,451	5,153
Other comprehensive income	0	0
Total comprehensive income	1,451	5,153
Richmond Private Investment Trust No.82
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		49,961
Liabilities		24,879
Operating revenue		1,658
Profit (loss)		1,306
Other comprehensive income		0
Total comprehensive income		1,306
Tiger Alternative Real Estate Professional Private5
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		38,064
Liabilities		86
Operating revenue		7,827
Profit (loss)		113
Other comprehensive income		0
Total comprehensive income		113
Samchully Midstream Private Placement Special Asset Fund 5-4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	65,966	67,177
Liabilities	35	36
Operating revenue	11,141	8,012
Profit (loss)	(4,113)	(2,228)
Other comprehensive income	0	0
Total comprehensive income	(4,113)	(2,228)
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	126,043	327,973
Liabilities	23	56
Operating revenue	6,544	13,607
Profit (loss)	6,048	12,656
Other comprehensive income	0	0
Total comprehensive income	6,048	12,656
NH-Amundi Global Infrastructure Trust 14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	61,005	62,729
Liabilities	1	1
Operating revenue	4,134	7,216
Profit (loss)	4	2,606
Other comprehensive income	0	0
Total comprehensive income	4	2,606
Jarvis Memorial Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,214	10,147
Liabilities	4	4
Operating revenue	39	651
Profit (loss)	35	647
Other comprehensive income	0	0
Total comprehensive income	35	647
Mastern Private Investment Trust 68
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		18,620
Liabilities		0
Operating revenue		878
Profit (loss)		877
Other comprehensive income		0
Total comprehensive income		877
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	55,273	59,422
Liabilities	19	20
Operating revenue	6,500	6,374
Profit (loss)	23	1,224
Other comprehensive income	0	0
Total comprehensive income	23	1,224
Milestone Private Real Estate Fund 3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,956	57,792
Liabilities	114	2
Operating revenue	1,880	7,083
Profit (loss)	1,522	6,797
Other comprehensive income	0	0
Total comprehensive income	1,522	6,797
IGIS Private Real Estate Investment Trust 286
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		74,406
Liabilities		53,065
Operating revenue		5,298
Profit (loss)		696
Other comprehensive income		0
Total comprehensive income		696
Nomura-Rifa Private Real Estate Investment Trust 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	97,211	98,291
Liabilities	72,103	71,442
Operating revenue	7,364	7,584
Profit (loss)	639	1,356
Other comprehensive income	0	0
Total comprehensive income	639	1,356
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	48,157	62,682
Liabilities	33	45
Operating revenue	2,106	6,511
Profit (loss)	1,991	6,169
Other comprehensive income	0	0
Total comprehensive income	1,991	6,169
Hana Semiconductor New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		111,661
Liabilities		12,346
Operating revenue		70,303
Profit (loss)		56,926
Other comprehensive income		0
Total comprehensive income		56,926
J&Magnet Startup Venture Specialized Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		24,381
Liabilities		50
Operating revenue		8,291
Profit (loss)		8,638
Other comprehensive income		0
Total comprehensive income		8,638
Cape IT Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,651	32,448
Liabilities	52	75
Operating revenue	2,100	4,145
Profit (loss)	(11)	3,837
Other comprehensive income	0	0
Total comprehensive income	(11)	3,837
FuturePlay-Shinhan TechInnovation Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,297	8,621
Liabilities	0	31
Operating revenue	3	5
Profit (loss)	(342)	(469)
Other comprehensive income	0	0
Total comprehensive income	(342)	(469)
Stonebridge Corporate 1st Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,718	7,342
Liabilities	0	1
Operating revenue	1	679
Profit (loss)	(622)	584
Other comprehensive income	0	0
Total comprehensive income	(622)	584
Vogo Realty Partners Private Real Estate Fund V
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	49,842	50,139
Liabilities	82	99
Operating revenue	2,110	8,137
Profit (loss)	(2,066)	4,701
Other comprehensive income	0	0
Total comprehensive income	(2,066)	4,701
Korea Credit Bureau
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	129,478	114,571
Liabilities	43,981	37,062
Operating revenue	121,982	93,275
Profit (loss)	8,988	3,992
Other comprehensive income	0	0
Total comprehensive income	8,988	3,992
Goduck Gangil1 PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	301,513	334,349
Liabilities	317,276	348,276
Operating revenue	88,085	0
Profit (loss)	(1,835)	(10,065)
Other comprehensive income	0	0
Total comprehensive income	(1,835)	(10,065)
SBC PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	334,262	119,994
Liabilities	175,976	7,199
Operating revenue	0	0
Profit (loss)	(4,462)	(7,169)
Other comprehensive income	0	0
Total comprehensive income	(4,462)	(7,169)
NH-amundi global infra private fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	297,837	87,908
Liabilities	193,821	230
Operating revenue	25,560	20,499
Profit (loss)	14,770	(6,215)
Other comprehensive income	0	0
Total comprehensive income	14,770	(6,215)
IMM Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	362,514	367,570
Liabilities	3,099	1,368
Operating revenue	50,060	17,222
Profit (loss)	24,933	2,995
Other comprehensive income	0	0
Total comprehensive income	24,933	2,995
HANA Alternative Estate Professional Private122
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,878	39,449
Liabilities	38	38
Operating revenue	2,608	6,836
Profit (loss)	1,160	5,487
Other comprehensive income	0	0
Total comprehensive income	1,160	5,487
Hanwha-Incus Plus New Technology Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		25,860
Liabilities		0
Operating revenue		13,169
Profit (loss)		12,961
Other comprehensive income		0
Total comprehensive income		12,961
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	268,037	198,644
Liabilities	167,939	87,218
Operating revenue	3,231	4,479
Profit (loss)	415	3,329
Other comprehensive income	0	0
Total comprehensive income	415	3,329
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	389,240	395,815
Liabilities	0	0
Operating revenue	14,978	14,737
Profit (loss)	14,978	11,688
Other comprehensive income	0	0
Total comprehensive income	14,978	11,688
PSA EMP Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		33,953
Liabilities		97
Operating revenue		8
Profit (loss)		(393)
Other comprehensive income		0
Total comprehensive income		(393)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	54,914	57,026
Liabilities	756	784
Operating revenue	23,920	13,342
Profit (loss)	2,948	339
Other comprehensive income	0	0
Total comprehensive income	2,948	339
BRAIN DO PROFESSIONALE PRIVATE No. 27
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,351	11,827
Liabilities	0	12
Operating revenue	2,002	1,414
Profit (loss)	2,002	1,292
Other comprehensive income	0	0
Total comprehensive income	2,002	1,292
UI Venture Fund 7th
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		13,466
Liabilities		21
Operating revenue		2,044
Profit (loss)		1,145
Other comprehensive income		0
Total comprehensive income		1,145
Sparklabs-Shinhan Opportunity Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,372	9,760
Liabilities	0	0
Operating revenue	0	0
Profit (loss)	(388)	(340)
Other comprehensive income	0	0
Total comprehensive income	(388)	(340)
BNW Tech-Innovation Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,215	20,119
Liabilities	513	213
Operating revenue	95	45
Profit (loss)	(204)	(194)
Other comprehensive income	0	0
Total comprehensive income	(204)	(194)
IGIS Real-estate Private Investment Trust No.33
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	87,790	88,319
Liabilities	53,808	53,812
Operating revenue	1,123	1,570
Profit (loss)	440	378
Other comprehensive income	0	0
Total comprehensive income	440	378
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		9,505
Liabilities		0
Operating revenue		5
Profit (loss)		5
Other comprehensive income		0
Total comprehensive income		5
WWG Global Real Estate Investment Trust no.4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,030	60,083
Liabilities	11	12
Operating revenue	2,538	8,431
Profit (loss)	293	2,971
Other comprehensive income	0	0
Total comprehensive income	293	2,971
Fidelis Global Private Real Estate Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,271	24,901
Liabilities	6	2
Operating revenue	1,575	1,902
Profit (loss)	1,532	1,214
Other comprehensive income	0	0
Total comprehensive income	1,532	1,214
IGIS PRIVATE REAL ESTATE TRUST NO.331
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		57,655
Liabilities		45,417
Operating revenue		20
Profit (loss)		(388)
Other comprehensive income		0
Total comprehensive income		(388)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	172,398	173,538
Liabilities	909	783
Operating revenue	23,567	40,882
Profit (loss)	21,983	13,425
Other comprehensive income	0	0
Total comprehensive income	21,983	13,425
Pebblestone CGV Private Real Estate Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	64,667	63,907
Liabilities	36,415	36,405
Operating revenue	7,147	7,451
Profit (loss)	2,350	1,141
Other comprehensive income	0	0
Total comprehensive income	2,350	1,141
Shinhan AIM Real Estate Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	79,162	75,018
Liabilities	1,580	138
Operating revenue	9,672	7,611
Profit (loss)	(3,666)	(45,741)
Other comprehensive income	0	0
Total comprehensive income	(3,666)	(45,741)
Shinhan AIM Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	226,809	223,471
Liabilities	15,901	28
Operating revenue	20,209	22,855
Profit (loss)	8,467	7,284
Other comprehensive income	0	0
Total comprehensive income	8,467	7,284
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust [Infra business]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	149,702	149,686
Liabilities	75	75
Operating revenue	4,451	3,342
Profit (loss)	4,152	3,117
Other comprehensive income	0	0
Total comprehensive income	4,152	3,117
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	70,637	71,774
Liabilities	236	169
Operating revenue	0	4,948
Profit (loss)	(1,231)	(3,773)
Other comprehensive income	0	0
Total comprehensive income	(1,231)	(3,773)
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,429	9,380
Liabilities	33	12
Operating revenue	2,310	576
Profit (loss)	(2,105)	(814)
Other comprehensive income	0	0
Total comprehensive income	(2,105)	(814)
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		61,389
Liabilities		45,239
Operating revenue		47,240
Profit (loss)		(46)
Other comprehensive income		0
Total comprehensive income		(46)
Korea Omega-Shinhan Project Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,488	11,861
Liabilities	0	0
Operating revenue	0	0
Profit (loss)	(1,373)	(139)
Other comprehensive income	0	0
Total comprehensive income	(1,373)	(139)
New Green Shinhan Mezzanine Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		12,538
Liabilities		1
Operating revenue		2,387
Profit (loss)		2,337
Other comprehensive income		0
Total comprehensive income		2,337
KORAMKO-Daum Professional Private Investment Trust No.12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		22,740
Liabilities		157
Operating revenue		1,949
Profit (loss)		1,792
Other comprehensive income		0
Total comprehensive income		1,792
Samsung SRA Real Estate Professional Private 45
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	56,083	42,895
Liabilities	4,564	230
Operating revenue	3,833	4,155
Profit (loss)	(1,769)	(355)
Other comprehensive income	0	0
Total comprehensive income	(1,769)	(355)
IBK Global New Renewable Energy Special Asset Professional Private2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	114,645	116,284
Liabilities	4,633	4,679
Operating revenue	5,520	19,514
Profit (loss)	5,265	10,943
Other comprehensive income	0	0
Total comprehensive income	5,265	10,943
VS Cornerstone Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,281	8,413
Liabilities	0	0
Operating revenue	2	2
Profit (loss)	(132)	(87)
Other comprehensive income	0	0
Total comprehensive income	(132)	(87)
Aone Mezzanine Opportunity Professional Private
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,247	14,530
Liabilities	800	40
Operating revenue	1,409	2,507
Profit (loss)	(18)	2,390
Other comprehensive income	0	0
Total comprehensive income	(18)	2,390
KiwoomUnicorn3New Technology Business Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		20,132
Liabilities		0
Operating revenue		6,112
Profit (loss)		6,031
Other comprehensive income		0
Total comprehensive income		6,031
Multi Asset The United States Thortons Professional Private1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		165,775
Liabilities		15
Operating revenue		2,111
Profit (loss)		671
Other comprehensive income		0
Total comprehensive income		671
Kiwoom Milestone US Real Estate Professional Private20
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		68,591
Liabilities		157
Operating revenue		3,508
Profit (loss)		2,286
Other comprehensive income		0
Total comprehensive income		2,286
NH-Amundi US Infrastructure Private Fund2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	104,374	99,409
Liabilities	61	1,248
Operating revenue	6,769	16,758
Profit (loss)	5,351	3,025
Other comprehensive income	0	0
Total comprehensive income	5,351	3,025
KB Distribution Private Real Estate1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	50,014	50,013
Liabilities	508	500
Operating revenue	2,335	1,174
Profit (loss)	2,289	1,151
Other comprehensive income	0	0
Total comprehensive income	2,289	1,151
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		71,647
Liabilities		54
Operating revenue		2,677
Profit (loss)		2,571
Other comprehensive income		0
Total comprehensive income		2,571
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,540	97,412
Liabilities	155	248
Operating revenue	7,216	5,176
Profit (loss)	2,216	2,993
Other comprehensive income	0	0
Total comprehensive income	2,216	2,993
Kakao-Shinhan 1st TNYT Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,948	12,014
Liabilities	133	331
Operating revenue	8	2
Profit (loss)	(379)	(657)
Other comprehensive income	0	0
Total comprehensive income	(379)	(657)
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,965	54,328
Liabilities	3	33
Operating revenue	4,610	4,378
Profit (loss)	4,418	4,344
Other comprehensive income	0	0
Total comprehensive income	4,418	4,344
Pacific Private Placement Real Estate Fund No.40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,898	145,123
Liabilities	0	98,029
Operating revenue	398	2,554
Profit (loss)	398	1,511
Other comprehensive income	0	0
Total comprehensive income	398	1,511
Mastern Private Real Estate Loan Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,453	17,156
Liabilities	139	201
Operating revenue	549	98
Profit (loss)	410	(143)
Other comprehensive income	0	0
Total comprehensive income	410	(143)
LB Scotland Amazon Fulfillment Center Fund 29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,614	44,483
Liabilities	37	28
Operating revenue	5,177	1,975
Profit (loss)	3,345	612
Other comprehensive income	0	0
Total comprehensive income	3,345	612
JR AMC Hungary Budapest Office Fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,545	38,581
Liabilities	1,271	1,112
Operating revenue	0	2,531
Profit (loss)	0	2,531
Other comprehensive income	0	0
Total comprehensive income	0	2,531
IGIS 372 Real Estate Professional Private
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		628,769
Liabilities		428,577
Operating revenue		10,221
Profit (loss)		(4,808)
Other comprehensive income		0
Total comprehensive income		(4,808)
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		18,460
Liabilities		2,824
Operating revenue		1,673
Profit (loss)		240
Other comprehensive income		0
Total comprehensive income		240
Future-Creation Neoplux Venture Capital Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,488	27,271
Liabilities	3,919	4,137
Operating revenue	10,294	7,270
Profit (loss)	1,332	4,300
Other comprehensive income	0	0
Total comprehensive income	1,332	4,300
Gyeonggi-Neoplux Superman Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,815	31,898
Liabilities	620	186
Operating revenue	21,349	533
Profit (loss)	17,163	(212)
Other comprehensive income	0	0
Total comprehensive income	17,163	(212)
NewWave 6th Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	48,185	20,501
Liabilities	0	0
Operating revenue	4,009	2,757
Profit (loss)	2,434	1,528
Other comprehensive income	0	0
Total comprehensive income	2,434	1,528
Neoplux No.3 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	226,970	103,712
Liabilities	962	756
Operating revenue	38,467	9,114
Profit (loss)	21,233	(7,108)
Other comprehensive income	0	0
Total comprehensive income	21,233	(7,108)
PCC Amberstone Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	105,169	104,930
Liabilities	0	1,194
Operating revenue	12,174	12,280
Profit (loss)	12,302	5,501
Other comprehensive income	0	0
Total comprehensive income	12,302	5,501
KIAMCO POWERLOAN TRUST 4TH
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	95,658	92,817
Liabilities	24	23
Operating revenue	3,282	815
Profit (loss)	3,188	1,193
Other comprehensive income	0	0
Total comprehensive income	3,188	1,193
Mastern Opportunity Seeking Real Estate Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	111,276	99,087
Liabilities	4,692	93
Operating revenue	11,332	1,391
Profit (loss)	11,274	1,453
Other comprehensive income	0	0
Total comprehensive income	11,274	1,453
AION ELFIS PROFESSIONAL PRIVATE 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,143	27,672
Liabilities	31	30
Operating revenue	4,212	2,710
Profit (loss)	1,219	2,642
Other comprehensive income	0	0
Total comprehensive income	1,219	2,642
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,062	15,074
Liabilities	374	73
Operating revenue	0	0
Profit (loss)	(312)	(160)
Other comprehensive income	0	0
Total comprehensive income	(312)	(160)
Neoplux Market-Frontier Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	58,273	56,363
Liabilities	954	1,636
Operating revenue	7,913	1,359
Profit (loss)	1,932	(339)
Other comprehensive income	0	0
Total comprehensive income	1,932	(339)
Synergy Green New Deal 1st New Technology Business Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	34,379	35,539
Liabilities	0	12
Operating revenue	977	39
Profit (loss)	(272)	27
Other comprehensive income	0	0
Total comprehensive income	(272)	27
KAIM Real-estate Private Investment Trust 20
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,125	13,254
Liabilities	0	0
Operating revenue	125	254
Profit (loss)	125	254
Other comprehensive income	0	0
Total comprehensive income	125	254
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,065	15,902
Liabilities	12	6
Operating revenue	0	0
Profit (loss)	0	(404)
Other comprehensive income	0	0
Total comprehensive income	0	(404)
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,269	5,010
Liabilities	75	10
Operating revenue	425	10
Profit (loss)	195	0
Other comprehensive income	0	0
Total comprehensive income	195	0
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	60,740	45,582
Liabilities	59	9
Operating revenue	6,767	0
Profit (loss)	6,637	(9)
Other comprehensive income	2,339	0
Total comprehensive income	8,976	(9)
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	60,740	45,582
Liabilities	59	9
Operating revenue	6,767	0
Profit (loss)	6,637	(9)
Other comprehensive income	2,339	0
Total comprehensive income	8,976	(9)
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	134,667	141,811
Liabilities	94,282	93,336
Operating revenue	6	1
Profit (loss)	(8,090)	1,290
Other comprehensive income	0	0
Total comprehensive income	(8,090)	1,290
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		116,853
Liabilities		66,459
Operating revenue		0
Profit (loss)		(605)
Other comprehensive income		0
Total comprehensive income		(605)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	90,848	70,487
Liabilities	38	14
Operating revenue	3,650	194
Profit (loss)	2,767	180
Other comprehensive income	0	0
Total comprehensive income	2,767	180
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,434	20,174
Liabilities	59	40
Operating revenue	10,475	4,210
Profit (loss)	10,241	4,134
Other comprehensive income	0	0
Total comprehensive income	10,241	4,134
Kiwoom Hero No.4 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,478	22,359
Liabilities	29	1
Operating revenue	1	0
Profit (loss)	(1,908)	3,358
Other comprehensive income	0	0
Total comprehensive income	(1,908)	3,358
Vogo Canister Professional Trust Private Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	112,505	119,968
Liabilities	72	76
Operating revenue	16,029	17,022
Profit (loss)	4,949	4,148
Other comprehensive income	0	0
Total comprehensive income	4,949	₩ 4,148
Goduck Gangil10 PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	253,607
Liabilities	261,969
Operating revenue	0
Profit (loss)	(8,526)
Other comprehensive income	0
Total comprehensive income	(8,526)
Shinhan Healthcare Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35
Liabilities	138
Operating revenue	340
Profit (loss)	(7,310)
Other comprehensive income	0
Total comprehensive income	(7,310)
ST-Bonanja Food tech
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,650
Liabilities	0
Operating revenue	3,666
Profit (loss)	3,519
Other comprehensive income	0
Total comprehensive income	3,519
EDNCENTRAL Co.,Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	94,405
Liabilities	96,892
Operating revenue	1,381
Profit (loss)	(5,093)
Other comprehensive income	0
Total comprehensive income	(5,093)
KTC-NP Growth Champ 2011-2 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	80,853
Liabilities	9,024
Operating revenue	20,479
Profit (loss)	20,472
Other comprehensive income	0
Total comprehensive income	20,472
Harvest Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,877
Liabilities	97
Operating revenue	2,496
Profit (loss)	2,262
Other comprehensive income	0
Total comprehensive income	2,262
Daishin New Technology Investment Fund 5th
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,970
Liabilities	30
Operating revenue	6,903
Profit (loss)	6,778
Other comprehensive income	0
Total comprehensive income	6,778
Acurus Hyundai Investment Partners New Technology
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,642
Liabilities	42
Operating revenue	6,881
Profit (loss)	6,679
Other comprehensive income	0
Total comprehensive income	6,679
SHINHAN-NEO Core Industrial Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,439
Liabilities	0
Operating revenue	5
Profit (loss)	(499)
Other comprehensive income	0
Total comprehensive income	(499)
SIMONE Mezzanine Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,404
Liabilities	9
Operating revenue	345
Profit (loss)	253
Other comprehensive income	0
Total comprehensive income	253
Eum Private Equity Fund No.7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	37,495
Liabilities	0
Operating revenue	0
Profit (loss)	(573)
Other comprehensive income	0
Total comprehensive income	(573)
SW-S Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,191
Liabilities	0
Operating revenue	0
Profit (loss)	(909)
Other comprehensive income	0
Total comprehensive income	(909)
CL Buyout 1st PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	64,518
Liabilities	159
Operating revenue	1
Profit (loss)	(390)
Other comprehensive income	0
Total comprehensive income	(390)
Timefolio The Venture-V second
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,829
Liabilities	769
Operating revenue	3,361
Profit (loss)	2,941
Other comprehensive income	0
Total comprehensive income	2,941
Newlake Growth Capital Partners2 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,187
Liabilities	0
Operating revenue	290
Profit (loss)	(263)
Other comprehensive income	0
Total comprehensive income	(263)
Shinhan Smilegate Global PEF I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,469
Liabilities	0
Operating revenue	0
Profit (loss)	(281)
Other comprehensive income	0
Total comprehensive income	(281)
Fount Professional Investors Private Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,416
Liabilities	17
Operating revenue	411
Profit (loss)	394
Other comprehensive income	0
Total comprehensive income	394
Genesis Eco No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,369
Liabilities	4
Operating revenue	308
Profit (loss)	(377)
Other comprehensive income	0
Total comprehensive income	(377)
SHINHAN-NEO Market-Frontier 2nd Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	58,138
Liabilities	513
Operating revenue	1,466
Profit (loss)	(2,375)
Other comprehensive income	0
Total comprehensive income	(2,375)
NH-Synergy Core Industrial New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,430
Liabilities	0
Operating revenue	0
Profit (loss)	(170)
Other comprehensive income	0
Total comprehensive income	(170)
J& Moorim Jade Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,265
Liabilities	6
Operating revenue	356
Profit (loss)	160
Other comprehensive income	0
Total comprehensive income	160
Ulmus SHC innovation investment fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,601
Liabilities	0
Operating revenue	956
Profit (loss)	801
Other comprehensive income	0
Total comprehensive income	801
Mirae Asset Partners X Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,035
Liabilities	33
Operating revenue	1
Profit (loss)	(398)
Other comprehensive income	0
Total comprehensive income	(398)
T Core Industrial Technology 1st Venture PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,418
Liabilities	5
Operating revenue	197
Profit (loss)	113
Other comprehensive income	0
Total comprehensive income	113
Curious Finale Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,346
Liabilities	61
Operating revenue	1,275
Profit (loss)	1,126
Other comprehensive income	0
Total comprehensive income	1,126
TI First Property Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,654
Liabilities	17
Operating revenue	156
Profit (loss)	139
Other comprehensive income	0
Total comprehensive income	139
MPLUS Professional Private Real Estate Fund 25
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,186
Liabilities	290
Operating revenue	451
Profit (loss)	396
Other comprehensive income	0
Total comprehensive income	396
IBKC Global Contents Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,265
Liabilities	0
Operating revenue	0
Profit (loss)	(235)
Other comprehensive income	0
Total comprehensive income	(235)
Nautic Smart No.6 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,565
Liabilities	32
Operating revenue	50
Profit (loss)	(68)
Other comprehensive income	0
Total comprehensive income	(68)
Premier Luminous Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,170
Liabilities	3
Operating revenue	0
Profit (loss)	(375)
Other comprehensive income	0
Total comprehensive income	(375)
Hanyang-Meritz 1 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,423
Liabilities	0
Operating revenue	0
Profit (loss)	(77)
Other comprehensive income	0
Total comprehensive income	(77)
KNT 2ND PRIVATE EQUITY FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,133
Liabilities	9
Operating revenue	5,402
Profit (loss)	5,324
Other comprehensive income	0
Total comprehensive income	5,324
Maple Mobility Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,024
Liabilities	1
Operating revenue	0
Profit (loss)	(2,930)
Other comprehensive income	0
Total comprehensive income	(2,930)
AVES 1st Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,215
Liabilities	0
Operating revenue	0
Profit (loss)	(85)
Other comprehensive income	0
Total comprehensive income	(85)
JS Shinhan Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	130,967
Liabilities	1
Operating revenue	7
Profit (loss)	(1,036)
Other comprehensive income	0
Total comprehensive income	(1,036)
Daishin Newgen New Technology Investment Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,050
Liabilities	2
Operating revenue	1
Profit (loss)	8,238
Other comprehensive income	0
Total comprehensive income	8,238
META ESG Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,722
Liabilities	0
Operating revenue	1
Profit (loss)	(178)
Other comprehensive income	0
Total comprehensive income	(178)
SWFV FUND-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,055
Liabilities	90
Operating revenue	0
Profit (loss)	(135)
Other comprehensive income	0
Total comprehensive income	(135)
PHAROS DK FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,349
Liabilities	60
Operating revenue	0
Profit (loss)	(210)
Other comprehensive income	0
Total comprehensive income	(210)
Shinhan VC tomorrow venture fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,603
Liabilities	0
Operating revenue	23
Profit (loss)	(397)
Other comprehensive income	0
Total comprehensive income	(397)
Highland 2021-8 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,000
Liabilities	2
Operating revenue	0
Profit (loss)	(2)
Other comprehensive income	0
Total comprehensive income	(2)
Medicii 2021-3 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,217
Liabilities	15
Operating revenue	0
Profit (loss)	(98)
Other comprehensive income	0
Total comprehensive income	(98)
Tres-Yujin Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,000
Liabilities	11
Operating revenue	0
Profit (loss)	(11)
Other comprehensive income	0
Total comprehensive income	(11)
Shinhan-Time mezzanine blind Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,885
Liabilities	0
Operating revenue	0
Profit (loss)	(115)
Other comprehensive income	0
Total comprehensive income	(115)
Capstone REITs No.26
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,223
Liabilities	3,433
Operating revenue	0
Profit (loss)	0
Other comprehensive income	0
Total comprehensive income	0
JB Incheon-Bucheon REITS No.54
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,718
Liabilities	2
Operating revenue	0
Profit (loss)	(2)
Other comprehensive income	0
Total comprehensive income	(2)
Hankook Smart Real Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,146
Liabilities	120
Operating revenue	532
Profit (loss)	506
Other comprehensive income	0
Total comprehensive income	506
JB Hwaseong-Hadong REITs No.53
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,113
Liabilities	2
Operating revenue	0
Profit (loss)	(2)
Other comprehensive income	0
Total comprehensive income	(2)
KB Oaktree Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,552
Liabilities	77
Operating revenue	130
Profit (loss)	52
Other comprehensive income	0
Total comprehensive income	52
Daehan No.36 Office Asset Management Company
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	133,884
Liabilities	95,993
Operating revenue	1,000
Profit (loss)	111
Other comprehensive income	0
Total comprehensive income	111
Rhinos Premier Mezzanine Private Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,759
Liabilities	0
Operating revenue	19
Profit (loss)	17
Other comprehensive income	0
Total comprehensive income	17
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	66,959
Liabilities	12
Operating revenue	1,617
Profit (loss)	1,605
Other comprehensive income	0
Total comprehensive income	1,605
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	161,417
Liabilities	27
Operating revenue	467
Profit (loss)	440
Other comprehensive income	0
Total comprehensive income	440
SKS-Yozma Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,915
Liabilities	0
Operating revenue	1
Profit (loss)	(185)
Other comprehensive income	0
Total comprehensive income	₩ (185)